PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY’S PRINCIPAL SUBSIDIARIES

As of December 31, 2025, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect equity ownership	Principal activities

Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd. (“Uxin Hefei”)	Hefei	September 8, 2021	79.58%	Vehicle sales
Youtang (Shaanxi) Information Technology Co., Ltd.	Xi’an	May 12, 2022	100.00%	Vehicle sales
Wuhan Youxin Intelligent Remanufacturing Co., Ltd. (“Uxin Wuhan”)	Wuhan	October 16, 2024	66.70%	Vehicle sales
Youxin (Zhengzhou) Intelligent Remanufacturing Co., Ltd. (“Uxin Zhengzhou”)	Zhengzhou	July 16, 2024	70.59%	Vehicle sales
Youlu (Shandong) Used Car Trading Co., Ltd.	Jinan	September 23, 2024	100.00%	Vehicle sales